Supplement to the
Fidelity® Balanced Fund
September 29, 2005
Prospectus

Shareholder Meeting. On or about February 15, 2006, a meeting of the shareholders of the fund will be held to elect the Board of Trustees. Shareholders of record on December 19, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

BAL-05-01 December 19, 2005
1.468108.112

Supplement to the
Fidelity® Puritan®
Fund
September 29, 2005
Prospectus

Shareholder Meeting. On or about February 15, 2006, a meeting of the shareholders of the fund will be held to elect the Board of Trustees. Shareholders of record on December 19, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

PUR-05-01 December 19, 2005
1.463149.111

Supplement to the
Fidelity® Value
Discovery Fund
September 29, 2005
Prospectus

Shareholder Meeting. On or about February 15, 2006, a meeting of the shareholders of the fund will be held to elect the Board of Trustees. Shareholders of record on December 19, 2005 are entitled to vote at the meeting.

For more detailed information concerning the proposal under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

FVD-05-01 December 19, 2005
1.795326.102